BORROWINGS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Opening balance	$ 1,014	$ 1,758
Principal repayment	(250)	(744)
Ending balance	764	1,014
Current portion	265	250
Non-current portion	$ 499	$ 764